ASSETS HELD FOR SALE - Narrative (Details)	6 Months Ended
Jun. 30, 2025 MW
Disclosure of analysis of single amount of discontinued operations [line items]
Brookfield Renewable Economic Interest	50.00%
Distributed generation power capacity (in MW)	200
Wind, solar and battery power capacity (in MW)	650
INDIA
Disclosure of analysis of single amount of discontinued operations [line items]
Solar power capacity (in MW)	633
AUSTRALIA
Disclosure of analysis of single amount of discontinued operations [line items]
Solar power capacity (in MW)	315